PROPERTY AND EQUIPMENT - Movement in right-of-use assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at beginning of period	$ 1,734	$ 1,985
Additions	712	446
Disposals	(100)	(14)
Depreciation charge for the year	(409)	(416)
Reclassification as held for sale	(80)
Impairment	(2)	(5)
Transfers	(2)	(2)
Translation adjustment	(20)	(260)
Right-of-use assets at end of period	1,833	1,734
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at end of period	2,864
Accumulated depreciation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at end of period	(1,031)
Telecommunication equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at beginning of period	1,436	1,638
Additions	642	339
Disposals	(100)	(14)
Depreciation charge for the year	(320)	(309)
Reclassification as held for sale	(71)
Impairment	0	(1)
Transfers	(4)	0
Translation adjustment	(16)	(217)
Right-of-use assets at end of period	1,567	1,436
Telecommunication equipment | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at end of period	2,334
Telecommunication equipment | Accumulated depreciation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at end of period	(767)
Land, buildings and constructions
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at beginning of period	293	344
Additions	65	102
Disposals	0	0
Depreciation charge for the year	(86)	(105)
Reclassification as held for sale	(9)
Impairment	(2)	(4)
Transfers	2	(2)
Translation adjustment	(3)	(42)
Right-of-use assets at end of period	260	293
Land, buildings and constructions | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at end of period	518
Land, buildings and constructions | Accumulated depreciation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at end of period	(258)
Office and other equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at beginning of period	5	3
Additions	5	5
Disposals	0	0
Depreciation charge for the year	(3)	(2)
Reclassification as held for sale	0
Impairment	0	0
Transfers	0	0
Translation adjustment	(1)	(1)
Right-of-use assets at end of period	6	$ 5
Office and other equipment | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at end of period	12
Office and other equipment | Accumulated depreciation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at end of period	$ (6)